SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
Schedule of changes in share capital and capital in excess of par value

							Capital in
			Class B				Excess
	Common Stock		Common Stock		Treasury Stock		of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2012	36,479	$25,333	21,025	$14,601	71	$(1,992)	$533,677
Issuance of 3% stock dividend	1,085	753	631	437	2	—	37,046
Conversion of Class B common shares to common shares	29	20	(29)	(20)	—	—	—
Purchase and retirement of common shares	(944)	(656)	—	—	—	—	(23,147)
Balance at December 31, 2012	36,649	25,450	21,627	15,018	73	(1,992)	547,576
Issuance of 3% stock dividend	1,095	761	648	450	3	—	47,714
Conversion of Class B common shares to common shares	19	13	(19)	(13)	—	—	—
Purchase and retirement of common shares	(752)	(522)	—	—	—	—	(22,621)
Balance at December 31, 2013	37,011	25,702	22,256	15,455	76	(1,992)	572,669
Issuance of 3% stock dividend	1,099	763	667	464	2	—	50,939
Conversion of Class B common shares to common shares	36	25	(36)	(25)	—	—	—
Purchase and retirement of common shares	(861)	(598)	—	—	—	—	(24,422)
Balance at December 31, 2014	37,285	$25,892	22,887	$15,894	78	$(1,992)	$599,186

Schedule of shares purchased and retired

	Total Number of Shares
Year	Purchased (000’s)	Average Price Paid Per Share
2014	861	$29.02
2013	752	$30.73
2012	944	$25.16